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                                                                [SECURIAN LOGO]


April 29, 2008


VIA EDGAR TRANSMISSION


Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549-5644


RE:  POST-EFFECTIVE AMENDMENT FILING PURSUANT TO RULE 485(b)
     Securian Life Variable Universal Life Account
     File Number:  811-21859 and 333-132009


Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-6 for the above-referenced Securian Life Variable Universal Life Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission pursuant to the Commission's EDGAR system. The amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the "1933 Act").

Pursuant to paragraph (b)(4) of Rule 485, I hereby represent, as counsel responsible for preparation of the post-effective amendment, that the amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

Any questions and comments that you may have regarding this filing may directed to the undersigned at (651) 665-3930.

Very truly yours,

/s/Ted Schmelzle

Ted Schmelzle
Counsel
651.665.3930
theodore.schmelzle@securian.com

Enclosure

SECURIAN LIFE INSURANCE COMPANY
400 Robert Street North
St. Paul, MN 55101-2098
651.665.3500